Note 5 - Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income tax expense (benefit) at the federal statutory rate					$ (618,853)	$ 93,745
State income taxes (benefit) - net of federal income tax benefits					(182,709)	32,634
Unrealized gain on warrants					(1,657,887)	0
Unrealized gain on securities					(440)	0
Other, net					(9,431)	0
Change in valuation allowance					(866,196)	(126,379)
Total income tax expense (benefit)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0